Consolidated Statements of (Loss) Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue from digital currency mining	$ 111,044	$ 106,089
High performance computing hosting	3,421	229
Total revenue	114,465	106,318
Operating and maintenance costs	(74,075)	(55,463)
Depreciation	(66,370)	(81,730)
Gross profit	(25,980)	(30,875)
Revaluation of digital currencies	0	(55,780)
Gain (loss) on sale of digital currencies	4,549	(16,936)
Expenses
General and administrative	(13,204)	(13,243)
Foreign exchange gain	2,071	1,245
Share-based compensation	(7,249)	(8,378)
Expenses Total	(18,382)	(20,376)
Unrealized gain (loss) on investments	3,743	(13,432)
Change in fair value of derivative liability	362	4,504
Impairment of equipment	0	(70,410)
Impairment of deposits	0	(27,331)
Provision on sales tax receivables	(6,777)	0
Gain (loss) on sale of equipment	1,081	(1,395)
Other expenses	(59)	(141)
Finance expense	(3,557)	(3,962)
Net loss before tax for the year	(45,020)	(236,134)
Tax expense	(6,185)	(289)
Net loss for the year	(51,205)	(236,423)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Revaluation of digital currencies	77,286	0
Translation adjustment	(1,076)	(884)
Net loss and comprehensive income (loss) for the year	$ 25,005	$ (237,307)
Basic loss per share	$ (0.57)	$ (2.85)
Diluted loss per share	$ (0.57)	$ (2.85)
Weighted average number of common shares outstanding
Basic	90,005,128	82,871,284
Diluted	90,005,128	82,871,284